UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number    811-10245
                                               ---------------------

                            GAM Avalon Lancelot, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               330 Madison Avenue
                               New York, NY 10017
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                               330 Madison Avenue
                               New York, NY 10017
            --------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-407-4600
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2006
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            GAM AVALON LANCELOT, LLC

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2006

                                TABLE OF CONTENTS
                                -----------------





                                                                            Page
                                                                            ----

Management's Discussion and Analysis                                         1-2

Report of Independent Registered Public Accounting Firm                        3

Schedule of Investments                                                        4

Statement of Financial Condition                                               5

Statement of Operations                                                        6

Statements of Changes in Members' Capital                                      7

Statement of Cash Flows                                                        8

Notes to Financial Statements                                               9-12

Other Information                                                          13-21

Directors' Information                                                        22

Executive Officers' Information                                               23

GAM AVALON LANCELOT, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998, HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. MR. SMITH JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. MR. SMITH RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. This Fund uses portfolio managers employing a wide range of investment styles that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. This Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of portfolio managers using different investment styles whose performance is not expected to be correlated with each other.


REPORT TO MEMBERS (UNAUDITED)

        The Facts

                                             GAM Avalon
                                             Lancelot, LLC    MSCI World Index
                                         ---------------------------------------
        NAV per unit at March 31, 2006            USD$120.89          1,335.07

        Total returns:
        January 1, 2006 to  March 31, 2006              3.43%             6.72%
        April 1, 2005 to March 31, 2006                 7.40%            18.60%

        Average annual total returns:
        1 year to March 31, 2006                        7.40%            18.60%
        2 years to March 31, 2006                       3.75%            14.77%
        Since inception *                               3.94%             5.16%
        * Inception date - May 1, 2001


             [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                1 YEAR        2 YEARS        SINCE INCEPTION **
                                ------        -------        ------------------
GAM Avalon Lancelot, LLC         7.40%          3.75%                3.94%
MSCI World Index                18.60%         14.77%                5.16%

-------------------------------------------------------------------------------
      ** Inception date (May 1, 2001) through March 31, 2006

             [CHART OMITTED -- EDGAR REPRESENTATION OF DATA FOLLOWS]

-------------------------------------------------------------------------------
                               ANNUAL PERFORMANCE
                      FOR THE FISCAL YEARS ENDED MARCH 31,

                                2006      2005      2004      2003      2002 *
                                ----      ----      ----      ----      ----
GAM Avalon Lancelot, LLC        7.40%     0.23%    14.92%    -2.63%     0.36%
MSCI World Index               18.60%    11.07%    44.55%   -23.85%   -11.69%

-------------------------------------------------------------------------------
      * Inception date (May 1, 2001) through March 31, 2002


FUND REVIEW 06, the Fund generated absolute net returns of 7.40%, in US$ terms.

As of March 31, 2006, the Fund held 18 investment funds. The Fund is allocated across three distinct strategies and at the end of the year was allocated 42% to equity hedge, 27% to arbitrage, 24% to trading and 7% to other.

During the year, equity hedge, arbitrage and trading contributed positively to the Fund's performance. The equity hedge strategy contributed the greatest to performance.

The Fund's net return over the first quarter 2006 was 3.43%, in US$ terms.

--------------------------------------------------------------------------------


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Members of GAM Avalon Lancelot, LLC


We have audited the accompanying statement of financial condition of GAM Avalon Lancelot, LLC (the "Fund"), including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, the statement of cash flows for the year then ended and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period May 1, 2001 (commencement of operations) to March 31, 2002 and the years ended March 31, 2003 and 2004, respectively, were audited by other auditors, whose report dated May 21, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with management of the investment funds and the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us, present fairly, in all material respects, the financial position of GAM Avalon Lancelot, LLC at March 31, 2006, and the results of its operations for the year then ended, the changes in its members' capital for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.




New York, New York
May 25, 2006

GAM Avalon Lancelot, LLC
Schedule of Investments
March 31, 2006
--------------------------------------------------------------------------------

                                                                         % OF
                                                                          NET
FUND NAME                                COST         FAIR VALUE         ASSETS      LIQUIDITY*           OBJECTIVE*
------------------------            --------------- --------------- --------------- ------------  -------------------------
Epic Distressed Debt Opportunity
  Fund LP                            $  12,500,000   $  13,907,534          8.08 %    Quarterly          Event Driven
Alson Signature Fund LP                 10,100,000      13,832,205          8.03      Quarterly        US Equity Hedge
Rockbay Capital Institutional
  Fund LLC                              10,000,000      13,173,260          7.65      Quarterly          Event Driven
Capital Hedge Fund, Ltd.                10,575,000      13,144,235          7.63       Monthly       Discretionary Macro
Global Undervalued Securities
  Fund (QP) LP                           5,330,000      12,034,891          6.99      Quarterly      Discretionary Macro
Pinewood Credit Markets LP              11,000,000      11,603,918          6.74      Quarterly        US Equity Hedge
Optimal Japan Fund US $                  6,400,000      11,239,486          6.53       Monthly     Asia-Pacific Equity Hedge
Davco Fund LP (1)                        9,650,000      11,034,209          6.41      Quarterly        Systematic Trend
Pacific & General Investments LP        10,000,000       9,935,919          5.77      Quarterly        US Equity Hedge
JWM Global Macro Fund I LLC              7,600,000       9,426,366          5.47      Quarterly      Discretionary Macro
Boyer Allan Pacific Fund                 4,025,000       9,148,176          5.31       Monthly     Asia-Pacific Equity Hedge
Seven Global QP LP                       8,500,000       9,060,715          5.26      Quarterly      Global Equity Hedge
Blue Mountain Credit Alternatives
  Fund LP                                8,100,000       8,465,714          4.92
Jefferies RTS Fund, LP                   4,000,000       5,798,608          3.37
Eckhardt Futures LP                      1,910,000       2,489,261          1.45
Rubicon Global Partners LP               1,310,000       2,342,117          1.36
Roy G. Niederhoffer (Ireland)
  Fund No. 2                             2,700,000       2,237,488          1.30
Caxton Equity Growth LLC                 1,165,000       1,887,197          1.10
                                    --------------- --------------- ---------------

TOTAL                                $ 124,865,000     160,761,299         93.37
                                    ===============
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                       11,416,594          6.63
                                                    --------------- ---------------
NET ASSETS                                           $ 172,177,893        100.00 %
                                                    =============== ===============

(1) The Fund's proportional share of investments owned by investment fund which constituted 5% or more of the net assets included the following:

                                                                                                        % of
                                                                Face Value       Fair Value          Net Assets
                                                            ----------------- -----------------    -------------
            U.S. Treasury Bills, maturing 5/25/06 - 8/31/06  $     1,327,331   $     1,308,801            0.76 %
            U.S. Treasury Notes, 2.25% - 4.5%,
                  maturing 4/30/06 - 11/15/10                      8,332,691         8,088,425            4.70

                                                            ----------------- -----------------    -------------
                  Total U.S. Treasury Securities             $     9,660,022   $     9,397,226            5.46 %
                                                            ================= =================    =============


The aggregate cost of investments for tax purposes was $140,184,995. Net unrealized appreciation on investments for tax purposes was $20,576,304, consisting of $22,278,620 of gross unrealized appreciation and $1,702,316 of gross unrealized depreciation.

* This information is presented only for investment funds that constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.




The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Financial Condition
March 31, 2006
--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value
    (cost $124,865,000)                                      $ 160,761,299
Cash and cash equivalents                                       10,293,839
Receivable for investment funds sold                             1,692,978
                                                            ---------------

    TOTAL ASSETS                                               172,748,116
                                                            ---------------

LIABILITIES
Management fee payable                                             287,786
Subscriptions received in advance                                  150,000
Accrued expenses                                                   132,437
                                                            ---------------

    TOTAL LIABILITIES                                              570,223
                                                            ---------------

        NET ASSETS                                           $ 172,177,893
                                                            ===============

MEMBERS' CAPITAL
Represented by:
Net capital                                                  $ 136,281,594
Net unrealized appreciation on investments in
    investment funds                                            35,896,299
                                                            ---------------

    MEMBERS' CAPITAL                                         $ 172,177,893
                                                            ===============


Net asset value per outstanding unit of limited
    liability company interest ($172,177,893 / 1,424,275
    units outstanding)                                       $      120.89
                                                            ===============



The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Operations
For the Year Ended March 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                     $     298,484
                                                                ---------------

EXPENSES
    Management fee (Note 3)                                          3,877,552
    Professional fees                                                  157,307
    Administrative and accounting fees                                 129,562
    Investor services fees                                             146,325
    Custody fees and expenses                                           31,272
    Directors' fees                                                     12,000
    Other                                                               10,887
                                                                ---------------

        Total expenses                                               4,364,905
                                                                ---------------

        NET INVESTMENT LOSS                                         (4,066,421)
                                                                ---------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    IN INVESTMENT FUNDS

        Net realized gain from investments in investment funds       3,750,903
        Net change in unrealized appreciation on investments
            in investment funds                                     13,492,916
                                                                ---------------

        NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
            IN INVESTMENT FUNDS                                     17,243,819
                                                                ---------------

        NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
            OPERATIONS                                           $  13,177,398
                                                                ===============



The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statements of Changes in Members' Capital

--------------------------------------------------------------------------------

                                                                                   For the Year          For the Year
                                                                                      Ended                 Ended
                                                                                  March 31, 2006        March 31, 2005
                                                                               -------------------   -------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL
FROM OPERATIONS
  Net investment loss                                                            $      (4,066,421)    $      (3,591,792)
  Net realized gain from investments in investment funds                                 3,750,903                    --
  Net change in unrealized appreciation on investments
    in investment funds                                                                 13,492,916             5,683,013
                                                                               -------------------   -------------------
      NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                                         13,177,398             2,091,221
                                                                               -------------------   -------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from sale of 136,562 and 754,388 units of limited
    liability company interest to Members, respectively                                 15,345,209            82,950,026
  Cost of 524,503 and 128,860 units repurchased from Members,
    respectively                                                                       (60,317,941)          (14,335,031)
                                                                               -------------------   -------------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                                      (44,972,732)           68,614,995
                                                                               -------------------   -------------------

      TOTAL INCREASE (DECREASE)                                                        (31,795,334)           70,706,216

      MEMBERS' CAPITAL AT BEGINNING OF YEAR                                            203,973,227           133,267,011
                                                                               -------------------   -------------------

      MEMBERS' CAPITAL AT END OF YEAR                                            $     172,177,893     $     203,973,227
                                                                               ===================   ===================



The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Cash Flows
For the Year Ended March 31, 2006
--------------------------------------------------------------------------------

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
  Net increase in Members' capital derived from operations       $  13,177,398
  Adjustments to reconcile net increase in Members'
      capital derived from operations to net cash
      provided by operating activities:
        Redemption of investment funds                              78,436,255
        Purchases of investment funds                              (25,100,000)
        Net change in unrealized appreciation on investments
          in investment funds                                      (13,492,916)
        Net realized gain from investments in investment funds      (3,750,903)
        Decrease in restricted cash                                    941,794
        Decrease in other assets                                         2,008
        Decrease in management fee payable                             (54,286)
        Decrease in accrued expenses                                   (66,368)
                                                                 --------------

          NET CASH PROVIDED BY OPERATING ACTIVITIES                 50,092,982
                                                                 --------------

CASH FLOWS FROM FINANCING ACTIVITIES
        Capital contributions                                       11,500,937
        Capital redemptions                                        (61,255,543)
                                                                 --------------

          NET CASH USED IN FINANCING ACTIVITIES                    (49,754,606)
                                                                 --------------

          NET INCREASE IN CASH AND CASH EQUIVALENTS                    338,376

            Cash and cash equivalents at beginning of year           9,955,463
                                                                 --------------

            Cash and cash equivalents at end of year              $ 10,293,839
                                                                 ==============




The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Notes to Financial Statements
March 31, 2006
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          GAM Avalon Lancelot, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use portfolio managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of portfolio managers.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and investment adviser of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. GAM International Management Limited ("GIML"), a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Advisor. GAM Services Inc. (the "Selling Agent"), a wholly-owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents to assist in the placement of units.

          On September 5, 2005, UBS AG ("UBS") and Julius Baer Ltd. ("Julius Baer") entered into a definitive sale and purchase agreement pursuant to which Julius Baer agreed to purchase from UBS ("the Transaction") all issued and outstanding voting securities of GAM Holding AG, whose principal executive offices are located at Klausstr 10, 8008 Zurich, Switzerland ("GAM AG"), together with three private banks, Ehinger & Armand von Ernst AG, Ferrier Lullin & Cie. SA and Banco di Lugano SA, their subsidiaries, and certain other companies. The closing of the Transaction was completed on December 2, 2005. The Advisor is a direct, wholly-owned subsidiary of GAM AG, and GIML is a direct, wholly-owned subsidiary of GAM (U.K.) Limited, which in turn is a wholly-owned subsidiary of GAM AG. The Selling Agent is a direct, wholly-owned subsidiary of GAM USA Inc. Upon the closing of the Transaction, each of the Advisor, GIML and GAM Services Inc. became indirect, wholly-owned subsidiaries of Julius Baer.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

          The financial statements include investments valued at $160,761,299 (93.37% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
          Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on March 31, 2006. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

          Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
March 31, 2006
--------------------------------------------------------------------------------

          B.   INCOME RECOGNITION

          Interest income is recorded on the accrual basis. Realized gains and losses from investments in investment funds are calculated on the identified cost basis.

          C.   FUND EXPENSES

          The Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and members; all costs with respect to communications to members; and other types of expenses approved by the Directors.

          D.   INCOME TAXES

          No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

          E.   CASH AND CASH EQUIVALENTS

          For the purposes of reporting the statement of cash flows, the Fund considers all cash accounts which are not subject to withdrawal restrictions and all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

          F.   MEMBERS' CAPITAL

          Subscriptions received in advance represent amounts received by the Fund from investors who purchased interests in the Fund prior to year end, but the Fund will record the subscriptions on April 1, 2006.

          G.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Advisor to make estimates and assumptions that may affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

          The Advisor provides certain management and administrative services to the Fund including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

          The Selling Agent and placement agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or placement agents. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
March 31, 2006
--------------------------------------------------------------------------------

          Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     4.   MEMBER'S CAPITAL

          As of the last business day of each month, any net profit or loss for the fiscal period is allocated among and credited to or debited against the capital accounts of the members in accordance with their respective fund percentages for such fiscal period. The fund percentage of a member for a fiscal period shall be determined by dividing the balance of the member's capital account as of the commencement of such fiscal period by the sum of the capital accounts of all of the members as of the commencement of such fiscal period. The sum of the fund percentages of all members for each fiscal period shall equal 100%.

          Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

          The Directors, from time to time and in their complete and exclusive discretion, may determine to repurchase units from members, including the Advisor, pursuant to written tenders by members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from members two times each year, in June and December. The units redeemed during the fiscal years ended March 31, 2006 and 2005 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a member or (ii) with the written consent of the Advisor.

     5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     6.   INVESTMENT TRANSACTIONS

          Purchases and sales of investment funds for the year ended March 31, 2006 aggregated $41,100,000 and $80,129,233, respectively.

     7.   INDEMNIFICATIONS

          In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     8.   SUBSEQUENT EVENTS

          On May 16, 2006, the Fund filed a Tender Offer Statement on Schedule TO ("Tender Offer Documents") with the U.S. Securities and Exchange Commission ("SEC") relating to an offer by the Fund to purchase up to 10 percent of the outstanding units of limited liability company interests of the Fund, upon the terms and subject to the conditions set forth in the Tender Offer Documents and related documents. Information relating to the tender offer and the Tender Offer Documents can be found at www.sec.gov.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
March 31, 2006
--------------------------------------------------------------------------------

9.   FINANCIAL HIGHLIGHTS

                                                                       FOR THE YEARS ENDED MARCH 31,
                                                 ----------------------------------------------------------------------------

                                                     2006            2005           2004           2003           2002    (b)
                                                 ------------    ------------   ------------   ------------   ------------
     Per unit operating performance (a)
     (For a unit of Members' capital
     outstanding throughout the period):
     Net asset value, beginning of period         $   112.55      $   112.30     $    97.72     $   100.36     $   100.00
                                                 ------------    ------------   ------------   ------------   ------------
     INCOME (LOSS) FROM OPERATIONS:
     Net investment loss                               (2.40)          (2.26)         (2.53)         (2.63)         (5.01)
     Net realized and unrealized gain (loss)
       on investment transactions                      10.74            2.51          17.11          (0.01)(c)       5.37
                                                 ------------    ------------   ------------   ------------   ------------

     Total from operations                              8.34            0.25          14.58          (2.64)          0.36
                                                 ------------    ------------   ------------   ------------   ------------

     Net asset value, end of period               $   120.89      $   112.55     $   112.30     $    97.72     $   100.36
                                                 ============    ============   ============   ============   ============

     TOTAL RETURN (d)                                  7.40%           0.22%         14.92%         (2.63%)         0.36%


     SUPPLEMENTAL DATA:
     Net assets, end of period (000)               $ 172,178      $  203,973     $  133,267        $49,719     $   16,235
     RATIOS TO AVERAGE NET ASSETS:
       Expenses, before waivers (e)                    2.24%           2.29%          2.40%          2.85%          6.51% (f)
       Expenses, net of waivers (e)                    2.24%           2.29%          2.40%          2.74%          5.92% (f)
       Net investment loss                            (2.09%)         (2.04%)        (2.38%)        (2.69%)        (5.86%)(f)
     Portfolio turnover rate                          22.65%           0.00%         14.97%         25.63%          0.00%

   -------------

 (a) Based on average units outstanding.
 (b) Period from May 1, 2001 (commencement of operations) to March 31, 2002.
 (c) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund.
 (d) Not annualized for periods less than one year and do not reflect any sales charges that may apply.
 (e) Expense ratios of investment funds are not included in the expense ratio and the Fund's expense ratios do not reflect any sales charges that may apply.
 (f) Annualized for periods less than one year.

GAM Avalon Lancelot, LLC
Other Information (unaudited)
March 31, 2006
--------------------------------------------------------------------------------

DIRECTORS' REVIEW AND APPROVAL OF INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------

On September 5, 2005, UBS AG ("UBS") and Julius Baer Holding Ltd. ("Julius Baer") entered into a definitive sale and purchase agreement pursuant to which Julius Baer agreed to purchase from UBS (the "Transaction") all issued and outstanding voting securities of GAM Holding AG, whose principal executive offices are located at Klausstr 10, 8008 Zurich, Switzerland ("GAM AG"), together with three private banks, Ehinger & Armand von Ernst AG, Ferrier Lullin & Cie. SA and Banco di Lugano SA, their subsidiaries, and certain other companies. The Transaction was completed on December 2, 2005. GAM USA Inc. ("GAM USA") is a direct, wholly-owned subsidiary of GAM AG, and GAM International Management Limited ("GIML") is a direct, wholly-owned subsidiary of GAM (U.K.) Limited, which in turn is a wholly-owned subsidiary of GAM AG. Upon the closing of the Transaction, each of GAM USA and GIML became indirect, wholly-owned subsidiaries of Julius Baer.

Prior to the closing of the Transaction, investment advisory services were provided to the Fund pursuant to Section 3.4 of the Fund's Limited Liability Company Agreement by and between GAM USA and each of the members of the Fund, dated as of January 11, 2002, as amended and restated as of November 18, 2002 (the "Prior Investment Advisory Contract"). The Prior Investment Advisory Contract was last approved by the members of the Fund on October 25, 2000.

The Investment Company Act of 1940, as amended (the "1940 Act"), requires that an advisory agreement of an investment company provides for automatic termination of the agreement in the event of its "assignment" (as defined in the 1940 Act). A sale of a controlling block of an investment adviser's voting securities generally is deemed to result in an assignment of the investment adviser's advisory agreements. The closing of the Transaction constituted an indirect sale of a controlling block of voting securities of GAM USA, and resulted in the automatic termination of the Prior Investment Advisory Contract.

To avoid disruption of the investment program of the Fund upon termination of the Prior Investment Advisory Contract and for the reasons discussed below, the Fund's Board of Directors, including a majority of the Board of Directors who are not "interested persons" of the Fund or GAM USA as defined in the 1940 Act (the "Independent Directors"), approved at an in-person meeting held on November 9, 2005 (i) the re-appointment of GAM USA as investment adviser to the Fund, pursuant to a separate interim investment advisory agreement with respect to the Fund, which became effective as of the closing of the Transaction as an interim agreement as described in Rule 15a-4 under the 1940 Act (the "Interim Investment Advisory Agreement") and (ii) a new investment advisory agreement (the "New Investment Advisory Agreement"), subject to the approval of the members. Under the terms of the Interim Investment Advisory Agreement and in accordance with Rule 15a-4 of the 1940 Act, if the members failed to approve the New Investment Advisory Agreement prior to the date that is 150 days after the effective date of the Interim Investment Advisory Agreement, then the Interim Investment Advisory Agreement would have terminated in accordance with its terms and the Board of Directors would have to consider alternate arrangements in respect of the management of the Fund's assets. The members of the Fund approved the New Investment Advisory Agreement on February 8, 2006.

THE INTERIM INVESTMENT ADVISORY AGREEMENT

The Fund's Interim Investment Advisory Agreement was in the form of an amendment to the Fund's Limited Liability Company Agreement, and was substantially identical in all material respects to the Prior Investment Advisory Contract, except that the Interim Investment Advisory Agreement provided for (i)
management fees to be paid into an interest-bearing escrow account, (ii) its automatic termination upon 150 days from its execution and (iii) its termination upon 10 calendar days' written notice with the approval of a majority of the Board of Directors or by a vote of a majority of the outstanding Units. The Interim Investment Advisory Agreement provided for an aggregate fee to be paid to GAM USA that is calculated in the same manner as the compensation that was payable to GAM USA under the Prior Investment Advisory Contract. Upon approval of the New Investment Advisory Agreement by the members of the Fund, the escrowed funds, including interest, was paid to GAM USA. If the New Investment Advisory Agreement was not approved by the members of the Fund, GAM USA would have been entitled to an amount equal to the lesser of (i) its costs of performing its services during the interim period plus interest and (ii) the amount in the escrow account plus interest.

GAM Avalon Lancelot, LLC
Other Information (unaudited)(continued)
March 31, 2006
--------------------------------------------------------------------------------

Approval by the Board of Directors of the Interim Investment Advisory Agreement
-------------------------------------------------------------------------------

In approving the Interim Investment Advisory Agreement at the in-person meeting of the Board of Directors held on November 9, 2005, the Fund's Board of Directors, including a majority of the Independent Directors, considered a number of factors, including; the continuity of the current business and portfolio management of the Fund after the closing of the Transaction; the nature, extent and quality of services to be provided by GAM USA to the Fund; the investment performance of the Fund and GAM USA; GAM USA's costs and profitability in providing services to the Fund; and ancillary benefits to GAM USA and its affiliates in connection with its relationship with the Fund; the fees and expenses to be borne by the Fund, and other factors. Each of the Directors indicated at the in-person meeting that they had previously received and read materials containing information provided by GAM USA relevant to their decision to approve (i) the Interim Investment Advisory Agreement and (ii) the New Investment Advisory Agreement. Each of the Directors also confirmed that they had received and reviewed a 15(c) report (the "Lipper Report") prepared by Lipper Inc. ("Lipper"), as well as material provided by Julius Baer Investment Management LLC ("JBIM"), as requested by legal counsel for the Independent Directors.

CONTINUITY OF BUSINESS

When considering the continuity of the current business and portfolio management of the Fund after the closing of the Transaction, the Board of Directors took into account the fact that GAM USA would remain a direct subsidiary of GAM AG, and that David M. Solo would continue to serve as Chief Executive Officer of GAM AG and would, in addition, become head of the combined asset management business of Julius Baer consisting of the business of GAM AG and JBIM. The Board of Directors also made note of the fact that GAM USA would continue to serve as investment adviser to the Fund, albeit as a subsidiary within the Julius Baer complex, and that the Fund would continue to be operated as a brand independent from the Julius Baer brand.

The Board of Directors also noted that representatives of JBIM had affirmed that it was their understanding that it was presently contemplated that GAM USA would continue as a sister company of JBIM, retaining a separate registration as an investment adviser with the U.S. Securities and Exchange Commission ("SEC"), that the investment strategy of the Fund would not be affected by the Transaction, and that the senior management team of GAM USA and the Fund's portfolio managers would remain in place, retaining full responsibility for all aspects of investment decision making and business development. Based on these representations, the Board of Directors determined that there would be a continuity of the current business and portfolio management of the Fund after completion of the Transaction.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

When considering the nature, extent and quality of the services to be provided by GAM USA to the Fund, the Board of Directors considered the in-house capability of GAM USA in terms of administration, research and trading capabilities, the professional qualifications and experience of the portfolio managers responsible for the direction of the Fund, and the regulatory compliance policies and procedures of GAM USA as a measure of the nature, extent and quality of the services provided by GAM USA. The Board of Directors also considered a report prepared by GAM USA showing the estimated aggregate revenues received by GAM USA for the Fund and the estimated related costs to GAM USA of the Fund as a business unit within GAM USA, as compared with the total revenues, costs, overhead, bonuses and taxes of GAM USA, as a measure of the cost of the services provided and the estimated profit realized by GAM USA from its relationship with the Fund. In addition, the Board of Directors also considered the financial condition of GAM USA.

INVESTMENT PERFORMANCE OF THE FUND AND GAM USA

With respect to the Lipper Report, the Board of Directors noted that the Fund's assets had increased to $176 million, and that while its performance was essentially flat for the year through March 31, 2005, it had been the second highest performer in the Lipper universe of 14 fund of hedge funds in the prior year. The Board noted Julius Baer's considerable investment management experience and capabilities, but were unable to predict what effect, if any, consummation of the Transaction would have on future performance of the Fund.

GAM Avalon Lancelot, LLC
Other Information (unaudited) (continued)
March 31, 2006
--------------------------------------------------------------------------------

COSTS OF SERVICES PROVIDED AND PROFITABILITY

In evaluating the costs of the services to be provided by GAM USA under the Interim Investment Advisory Agreement and the profitability to GAM USA of its relationships with the Fund, the Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided, the Directors determined that the Transaction would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to increase materially as a result of the Transaction. The Directors noted that it was not possible to predict how the Transaction would affect GAM USA's profitability from its relationship with the Fund, but that they had been satisfied in their most recent review of the Prior Investment Advisory Contract that GAM USA's level of profitability from its relationship with the Fund was not excessive. It was noted that in conjunction with their review, the Independent Directors had obtained independent legal counsel's review of the Prior Investment Advisory Contract. The Board of Directors concluded that, overall, they were satisfied that, currently, GAM USA's level of profitability from its relationship with the Fund was not excessive.

ANCILLARY BENEFITS TO GAM USA AND ITS AFFILIATES

The Board of Directors also weighed the possible benefits that could be expected from the Transaction. These included the fact that the combined asset management business of GAM AG and Julius Baer would benefit the Fund's investors by the consolidation of the legal & compliance departments of GAM USA and JBIM. In addition, the combination of GAM USA and Julius Baer offers the prospect of increasing the critical mass of staff, capital and resources and focus on the U.S. market available to support the Fund. The Board of Directors also considered the possibility that GAM USA's position within the Julius Baer asset management practice will permit it to build upon its key competencies, processes, investment products and, possibly, allow it to leverage Julius Baer's distribution network.

FEES AND ECONOMIES OF SCALE

In reviewing the Transaction, the Board of Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on material provided by JBIM, as requested by legal counsel for the Independent Directors, the Board of Directors determined that as a result of the Transaction, the Fund's total management fees would not increase. It was noted that the Board of Directors had reviewed, among other things, the Lipper Report which compared Fund expenses, including those of advisers, administrators and custodians with a group of "peer funds" selected by Lipper on the basis of comparability, as well as with a broader expense universe that takes into account expenses within the investment classification/objective of the Fund. The Lipper Report also provided the Board of Directors with relative performance data of the Fund measured against the total return performance of what Lipper deemed to be similar funds and, also against a performance universe comprising all funds within the investment classification/objective of the Fund. Lipper noted that it had obtained performance data for other funds from their most recent SEC filings, which meant that performance ending data for the performance groupings and universe vary. It was also noted that as assets of the Fund increase, a member's percentage of these management fees and other non-management fee expenses will decrease.

OTHER CONSIDERATIONS

The Board of Directors also considered, among other things, the regulatory history of JBIM as an investment adviser, as well as the absence of material litigation or administrative proceedings alleging violations of federal or state securities laws, and a certification by officers of JBIM that it has a compliance program in place that is in accordance with Rule 206(4)-7 under the Advisers Act, and that its compliance program is consistent with the standard set forth in Rule 38a-1 under the 1940 Act.

The Board of Directors took note of the fact that the Fund will not bear the costs of the Transaction, including the costs of the proxy solicitation needed to seek approval of members of the New Investment Advisory Agreement or the cost of legal counsel to the Independent Directors.

GAM Avalon Lancelot, LLC
Other Information (unaudited)(continued)
March 31, 2006
--------------------------------------------------------------------------------

Based on all of these factors, the Board of Directors concluded that the adoption of the Interim Investment Advisory Agreement was in the best interests of the members of the Fund, and concluded that the terms of the Interim Investment Advisory Agreement are fair and reasonable to the members.

THE NEW INVESTMENT ADVISORY AGREEMENT

The New Investment Advisory Agreement is identical in all material respects to the Interim Investment Advisory Agreement, except that it does not provide for management fees to be paid into an interest-bearing escrow account, does not provide for its automatic termination upon 150 days from the date of its execution, and does not provide for termination upon 10 calendar days' written notice with the approval of a majority of the Board of Directors or by a vote of a majority of the outstanding Units. In particular, the New Investment Advisory Agreement provides for an aggregate fee to be paid to GAM USA that is calculated in the same manner as the compensation that is payable to GAM USA by the Fund under the Interim Investment Advisory Agreement. Upon member approval, the New Investment Advisory Agreement will continue in effect for consecutive terms of one year ending on each anniversary date of such approval, subject to approval annually by the Board of Directors of the Fund or by vote of a majority of the outstanding Units and also, in either event, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Independent Directors. The New Investment Advisory Agreement will terminate automatically in the event of its assignment, and may be terminated by either party thereto without the payment of any penalty upon 60 days' prior notice in writing to the other party; provided that, in the case of termination by the Fund, such action shall have been authorized by resolution of a majority of the Directors of the Fund in office at the time or by vote of a majority of the outstanding Units.

Approval by the Board of Directors of the New Investment Advisory Agreement
---------------------------------------------------------------------------

On November 9, 2005, the Board of Directors met in person for the purpose of reviewing the New Investment Advisory Agreement and approved, by majority vote, including the vote of a majority of the Independent Directors voting separately, the adoption of the New Investment Advisory Agreement, subject to the approval of the members. At the same in-person meeting, the Board of Directors again separately considered the qualifications of GAM USA and the personnel who provide portfolio management services, as well as the several factors evaluated in connection with the approval of the Interim Investment Advisory Agreement described above and other factors relevant to their consideration. The Board of Directors also noted that the New Investment Advisory Agreement provides for an aggregate fee to be paid to GAM USA that is calculated in the same manner as the compensation that is payable to GAM USA by the Fund under the Interim Investment Advisory Agreement. Also at the November 9, 2005 meeting, the Board of Directors approved the calling of the Special Meeting for the purposes of obtaining the required member approvals of the New Investment Advisory Agreement. The members of the Fund approved the New Investment Advisory Agreement on February 8, 2006.

There are no arrangements or understandings in connection with the New Investment Advisory Agreement with respect to the composition of the Board of Directors of the Fund or GAM USA.

GAM Avalon Lancelot, LLC
Other Information (unaudited)(continued)
March 31, 2006
--------------------------------------------------------------------------------

DIRECTORS' REVIEW AND APPROVAL OF SUB-ADVISORY SERVICES
-------------------------------------------------------

Prior to the closing of the Transaction, investment consultant and sub-advisory services were provided to GAM USA with respect to the Fund by GIML pursuant to the Investment Advisory Agreement between GAM USA and GIML dated as of January 1, 2001, as amended and restated as of January 23, 2002 (the "Prior Sub-Advisory Contract"). The Prior Sub-Advisory Contract was last approved by the initial member of the Fund on October 25, 2000. The Board of Directors was proposing a new sub-advisory agreement (the "New Sub-Advisory Agreement") for the Fund because the closing of the Transaction, discussed above, constituted an indirect sale of a controlling block of voting securities of each of GAM USA and GIML, which resulted in the automatic termination of the Prior Sub-Advisory Contract. GIML is a direct, wholly-owned subsidiary of GAM (U.K.) Limited, which in turn is a direct, wholly-owned subsidiary of GAM AG. As discussed above, all of the voting securities of GAM AG were sold by UBS to Julius Baer upon the closing of the Transaction, which resulted in GIML as well as GAM USA becoming indirect, wholly-owned subsidiaries of Julius Baer.

To avoid disruption of the investment program of the Fund upon termination of the Prior Sub-Advisory Agreement and for the reasons discussed below, the Fund's Board of Directors, including a majority of the Independent Directors, approved at the in-person meeting held on November 9, 2005 (i) the re-appointment of GIML as investment consultant and sub-adviser to the Fund, pursuant to a separate interim sub-advisory agreement with respect to the Fund that became effective as of the closing of the Transaction as an interim agreement as described in Rule 15a-4 under the 1940 Act (the "Interim Sub-Advisory Agreement"), and (ii) the New Sub-Advisory Agreement, subject to the approval of the members. Under the terms of the Interim Sub-Advisory Agreement and in accordance with Rule 15a-4 of the 1940 Act, if the members of the Fund failed to approve the New Sub-Advisory Agreement prior to the date that is 150 days after the effective date of the Interim Sub-Advisory Agreement, then the Interim Sub-Advisory Agreement would have terminated in accordance with its terms and the Board of Directors would have to consider alternate arrangements in respect of the management of the Fund's assets. The members of the Fund approved the New Sub-Advisory Agreement on February 8, 2006.

THE INTERIM SUB-ADVISORY AGREEMENT

The Interim Sub-Advisory Agreement was identical in all material respects to the Prior Sub-Advisory Agreement, except that the Interim Sub-Advisory Agreement provided for (i) management fees to be paid into an interest-bearing escrow account, (ii) its automatic termination upon 150 days from its execution, and
(iii) its termination upon 10 calendar days' written notice with the approval of a majority of the Board of Directors or by a vote of a majority of the outstanding Units. The Interim Sub-Advisory Agreement provided for an aggregate fee to be paid to GIML that is calculated in the same manner as the compensation that was payable to GIML under the Prior Sub-Advisory Agreement. Upon approval of the New Sub-Advisory Agreement by the members of the Fund, the escrowed funds, including interest, was paid to GIML. If the New Sub-Advisory Agreement was not approved by the members of the Fund, GIML would have been entitled to an amount equal to the lesser of (i) its costs of performing its services during the interim period plus interest and (ii) the amount in the escrow account (plus interest) that is due to GIML.

Approval by the Board of Directors of the Interim Sub-Advisory Agreement
------------------------------------------------------------------------

In approving the Interim Sub-Advisory Agreement at the in-person meeting of the Board of Directors held on November 9, 2005, the Fund's Board of Directors, including a majority of the Independent Directors, separately considered the same factors that they had considered in approving the Interim Investment Advisory Agreement for the Fund. Each Director indicated at the in-person meeting that he or she had previously received and read materials containing information provided by GIML relevant to their decision to approve (i) the Interim Sub-Advisory Agreement, and (ii) the New Sub-Advisory Agreement.

CONTINUITY OF BUSINESS

When considering the continuity of the current business and portfolio management of the Fund after the closing of the Transaction, the Board of Directors took into account the fact that GIML would remain a direct subsidiary of GAM AG, and that David M. Solo would continue to serve as Chief Executive Officer of GAM AG and would, in addition, become head of

GAM Avalon Lancelot, LLC
Other Information (unaudited)(continued)
March 31, 2006
--------------------------------------------------------------------------------

the combined asset management business of Julius Baer consisting of the business of GAM AG and Julius Baer Investment Management LLC ("JBIM"). The Board of Directors also made note of the fact that GIML would continue to serve as investment consultant and sub-adviser to the Fund, albeit as a subsidiary within the Julius Baer complex, and that the Fund would continue to be operated as a brand independent from the Julius Baer brand.

The Board of Directors also noted that representatives of JBIM had affirmed that it was their understanding that it was presently contemplated that GIML would continue as a sister company of JBIM, that the investment strategy of the Fund would not be affected by the Transaction, and that the senior management team of GIML and the Fund's portfolio managers would remain in place, retaining full responsibility for all aspects of investment decision making and business development. Based on these representations, the Board of Directors determined that there would be a continuity of the current business and portfolio management of the Fund after completion of the Transaction.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

When considering the nature, extent and quality of the services to be provided by GIML to the Fund, the Board of Directors considered the in-house capability of GIML in terms of administration, research and trading capabilities, the professional qualifications and experience of the portfolio managers responsible for the direction of the Fund, and the regulatory compliance policies and procedures of GIML as a measure of the nature, extent and quality of the services provided by GIML. The Board of Directors also considered a report prepared by GIML showing the estimated aggregate revenues received by GIML for the Fund and the estimated related costs to GIML of the Fund as a business unit within GIML, as compared with the total revenues, costs, overhead, bonuses and taxes of GIML, as a measure of the cost of the services provided and the estimated profit realized by GIML from its relationship with the Fund. In addition, the Board of Directors also reviewed the advisory fees paid by other clients of GIML and considered the financial condition of GIML.

INVESTMENT PERFORMANCE OF THE FUND AND GIML

With respect to the Lipper Report, the Board of Directors noted that the Fund's assets had increased to $176 million, and that while its performance was essentially flat for the year through March 31, 2005, it had been the second highest performer in the Lipper universe of 14 fund of hedge funds in the prior year. The Board noted Julius Baer's considerable investment management experience and capabilities, but were unable to predict what effect, if any, consummation of the Transaction would have on future performance of the Fund.

COSTS OF SERVICES PROVIDED AND PROFITABILITY

In evaluating the costs of the services to be provided by GIML under the Interim Sub-Advisory Agreement and the profitability to GIML of its relationships with the Fund, the Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided, the Directors determined that the Transaction would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to increase materially as a result of the Transaction. The Directors noted that it was not possible to predict how the Transaction would affect GIML's profitability from its relationship with the Fund, but that they had been satisfied in their most recent review of the Prior Sub-Advisory Contract that GIML's level of profitability from its relationship with the Fund was not excessive. It was noted that in conjunction with their review, the Independent Directors had obtained independent legal counsel's review of the Prior Sub-Advisory Contract. The Board of Directors concluded that, overall, they were satisfied that, currently, GIML's level of profitability from its relationship with the Fund was not excessive.

ANCILLARY BENEFITS TO GIML AND ITS AFFILIATES

The Board of Directors also weighed the possible benefits that could be expected from the Transaction. These included the fact that the combined asset management business of GIML and Julius Baer would benefit the Fund's investors by the consolidation of the legal & compliance departments of GIML and JBIM. In addition, the combination of GIML and Julius

GAM Avalon Lancelot, LLC
Other Information (unaudited)(continued)
March 31, 2006
--------------------------------------------------------------------------------

Baer offers the prospect of increasing the critical mass of staff, capital and resources and focus on the U.S. market available to support the Fund. The Board of Directors also considered the possibility that GIML's position within the Julius Baer asset management practice will permit it to build upon its key competencies, processes, investment products and, possibly, allow it to leverage Julius Baer's distribution network.

FEES AND ECONOMIES OF SCALE

In reviewing the Transaction, the Board of Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided, the Board of Directors determined that the Transaction would not increase the total fees payable for advisory services and that overall Fund expenses were not expected to increase materially as a result of the Transaction. It was noted that the Board of Directors reviewed, among other things, the Lipper Report which compared Fund expenses, including those of advisers, administrators and custodians with a group of "peer funds" selected by Lipper on the basis of comparability, as well as with a broader expense universe that takes into account expenses within the investment classification/objective of the Fund. The Lipper Report also provided the Board of Directors with relative performance data of the Fund measured against the total return performance of what Lipper deemed to be similar funds and, also against a performance universe comprising all funds within the investment classification/objective of the Fund. Lipper noted that it had obtained performance data for other funds from their most recent SEC filings, which meant that performance ending data for the performance groupings and universe vary.

OTHER CONSIDERATIONS

The Board of Directors also considered, among other things, the regulatory history of JBIM as an investment adviser, as well as the absence of material litigation or administrative proceedings alleging violations of federal or state securities laws, and a certification by officers of JBIM that it has a compliance program in place that is in accordance with Rule 206(4)-7 under the Advisers Act, and that its compliance program is consistent with the standard set forth in Rule 38a-1 under the 1940 Act.

The Board of Directors took note of the fact that the Fund will not bear the costs of the Transaction, including the costs of the proxy solicitation needed to seek approval of members of the new advisory agreements or the cost of legal counsel to the Independent Directors.

Based on all of these factors, the Board of Directors concluded that the adoption of the Interim Sub-Advisory Agreement was in the best interests of the members of the Fund, and concluded that the terms of the Interim Sub-Advisory Agreement are fair and reasonable to the members.

THE NEW SUB-ADVISORY AGREEMENT

The New Sub-Advisory Agreement is identical in all material respects to the Interim Sub-Advisory Agreement, except that it does not provide for fees to be paid into an interest-bearing escrow account, does not provide for its automatic termination upon 150 days from the date of its execution, and does not provide for termination upon 10 calendar days' written notice with the approval of a majority of the Board of Directors or by a vote of a majority of the outstanding Units. In particular, the New Sub-Advisory Agreement provides for an aggregate fee to be paid to GIML that is calculated in the same manner as the compensation that is payable to GIML under the Interim Sub-Advisory Agreement. Upon member approval, the New Sub-Advisory Agreement will continue in effect for consecutive terms of one year ending on each anniversary date of such approval, subject to approval annually by the Board of Directors of the Fund or by vote of a majority of the outstanding Units and also, in either event, by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Independent Directors. The New Sub-Advisory Agreement will terminate automatically in the event of its assignment, and may be terminated by either party thereto without the payment of any penalty upon 60 days' prior notice in writing to the other party; provided that, in the case of termination by the Fund, such action shall have been authorized by resolution of a majority of the Directors of the Fund in office at the time or by vote of a majority of the outstanding Units.

GAM Avalon Lancelot, LLC
Other Information (unaudited)(continued)
March 31, 2006
--------------------------------------------------------------------------------

Approval by the Board of Directors of the New Sub-Advisory Agreement
--------------------------------------------------------------------

On November 9, 2005, the Board of Directors met in-person for the purpose of reviewing the New Sub-Advisory Agreement and approved, by majority vote, including the vote of a majority of the Independent Directors voting separately, the adoption of the New Sub-Advisory Agreement, subject to the approval of the members. At the same in-person meeting, the Board of Directors again separately considered the qualifications of GIML and the personnel who provide portfolio management services, as well as the several factors evaluated in connection with the approval of the Interim Sub-Advisory Agreement described above and other factors relevant to their consideration. The Board of Directors also noted that the New Sub-Advisory Agreement provides for an aggregate fee to be paid to GIML that is calculated in the same manner as the compensation that is payable to GIML under the Interim Sub-Advisory Agreement. Also at the November 9, 2005 meeting, the Board of Directors approved the calling of the Special Meeting for the purposes of obtaining the required member approval of the New Sub-Advisory Agreement. The members of the Fund approved the New Sub-Advisory Agreement on February 8, 2006.

There are no arrangements or understandings in connection with the New Sub-Advisory Agreement with respect to the composition of the Board of Directors of the Fund, GAM USA or GIML.

GAM Avalon Lancelot, LLC
Other Information (unaudited)(continued)
March 31, 2006
--------------------------------------------------------------------------------

SPECIAL MEETING OF MEMBERS
--------------------------

The Fund had a special meeting of members on February 8, 2006. The following are descriptions of the matters submitted to a vote of members and the results of the votes with respect to each such matter:

1. To approve the new investment advisory agreement.

                  Outstanding
                     Units             For         Against        Abstain

                   1,407,300         614,190        44,967         58,027

2. To approve the new sub-advisory agreement.

                  Outstanding
                     Units             For         Against        Abstain

                   1,407,300         614,190        44,503         58,491


QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
-------------------------------------

The Fund will file a schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, you may obtain copies of the Fund's Form N-Q upon request by calling 1-800-426-4685.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD
-----------------------------------------------

You may obtain a description of the Fund's proxy voting policies and procedures, and its proxy voting record without charge, upon request by contacting the Fund directly at 1-800-426-4685, online on the Fund's Web site: www.gam.com, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

GAM Avalon Lancelot, LLC
Directors' Information (unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                             Term of                                    Number of
                                             Office(1)                              Portfolios within      Other Directorships
                                           and Length of   Principal Occupation        the GAM Fund         of Public Companies
   Name, Address and Age      Position       Service       During Past 5 Years      Complex(2) Overseen            Held
---------------------------------------------------------------------------------------------------------------------------------
George W. Landau              Director     Since 2001     President, Council of        10 portfolios in     Honorary Director,
2601 South Bayshore Drive                                 Advisors, Latin              six registered       Credit Suisse Asset
Suite 1275                                                America, Guardian            investment           Management (CSAM)
Coconut Grove, FL 33133                                   Industries (glass            companies            Fund Complex (five
Age: 85                                                   manufacturer), 1993 to                            portfolios)
                                                          present. Director,
                                                          Bassini Playfair
                                                          Wright (investment
                                                          management), 2002 to
                                                          present. Senior
                                                          Advisor, Latin
                                                          America, The Coca-
                                                          Cola Company, 1988 to
                                                          2005. Director,
                                                          Emigrant Savings Bank,
                                                          1987 to 2003.
---------------------------------------------------------------------------------------------------------------------------------
Robert J. McGuire             Director     Since 2001     Self-employed, 1998 to       10 portfolios in     Director, Mutual of
1085 Park Avenue                                          present. Counsel,            six registered       America Investment
New York, NY 10128                                        Morvillo, Abramowitz,        investment           Corp.; Director, Six
Age: 69                                                   Grand, Iason &               companies            Flags, Inc.
                                                          Silberberg, P.C., 1998                            (entertainment);
                                                          to 2005. Director,                                Director, Protection
                                                          Emigrant Savings Bank,                            One, Inc. (security
                                                          1999 to 2003.                                     systems)
                                                          President/Chief
                                                          Operating Officer,
                                                          Kroll Associates,
                                                          1989-1997. Director
                                                          (since 1984) and
                                                          President (since
                                                          1997), Police Athletic
                                                          League. Director,
                                                          Office of the
                                                          Appellate Defender,
                                                          1995 to 2003.
---------------------------------------------------------------------------------------------------------------------------------
Roland Weiser                 Director     Since 2001     Chairman of the Board        10 portfolios in     None
86 Beekman Road                                           of Trustees of the           six registered
Summit, NJ 07901                                          Visual Arts Center of        investment
Age: 75                                                   New Jersey, 2005 to          companies
                                                          present; and Trustee,
                                                          1999 to 2004. Former
                                                          Senior Vice
                                                          President,
                                                          Schering-Plough
                                                          International,
                                                          1978-1984.
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR           Chairman     Since 2005     Director of 62 funds         10 portfolios in     None
Andrew Hanges*                and                         within the GAM Group         six registered
GAM London                    Director                    Complex, 1997-present;       investment
12 St James's Place,                                      Chief Executive Officer      companies
London SW1A 1NX                                           and Chairman, GAM (UK)
England                                                   Limited, GAM (London)
Age: 58                                                   Limited, GAM Sterling
                                                          Management and GAM
                                                          International
                                                          Management Limited,
                                                          2001-Present; Chief
                                                          Operating Officer of
                                                          the GAM Group, 1997-
                                                          present.
---------------------------------------------------------------------------------------------------------------------------------

1 A Director's position in that capacity will terminate if such Director is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the other Directors, and may be removed either by vote of two-thirds of the Directors not subject to the removal vote or vote of the members holding less than two-thirds of the total number of votes eligible to be cast by all members.
2 Each Director is a director of each of the six registered investment companies within the GAM Fund Complex, which include: the Fund; GAM Avalon Multi- Strategy (TEI), LLC; GAM Avalon Galahad, LLC; GAM Institutional Multi-Strategy, LLC; GAM Multi-Strategy Investments, LLC; and GAM Funds, Inc. None of GAM Avalon Multi-Strategy, LLC, GAM Institutional Multi-Strategy, LLC or GAM Multi-Strategy Investments, LLC have commenced operations as of the date hereof. In addition, on November 9, 2005, the Board of Directors of GAM Avalon Galahad, LLC resolved to dissolve and liquidate the fund.
* Andrew Hanges is considered an Interested Director because he is deemed to be an "interested person" of the Fund, as that term is defined under the Investment Company Act of 1940, as amended, due to his positions within the GAM Group.

GAM Avalon Lancelot, LLC
Executive Officers' Information (unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                             Term of
                                                          Office(1)and
                                                            Length of                    Principal Occupation
      Name, Address and Age                  Position        Service                     During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Joseph Cheung                                Treasurer      Since 2005     Assistant Treasurer, GAM USA+ and GAM Services Inc.++,
GAM USA Inc.                                                               2005 to present; Treasurer, GAM Funds, Inc.+, 2005 to
135 East 57th Street                                                       present; Vice President, Deutsche Asset Management,
New York, NY 10022                                                         1996 to 2003; Chief Financial Officer of The Germany
Age: 47                                                                    Fund, Inc., The Central Europe and Russia Fund, Inc.
                                                                           and The New Germany Fund, Inc., 1996 to 2003.
---------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Dursht                            Secretary      Since 2004     General Counsel and Corporate Secretary, GAM USA+,
GAM USA Inc                                  and General                   and GAM Services Inc. ++, 2004 to present;
135 East 57th Street                         Counsel                       Secretary and General Counsel, GAM Funds, Inc.+,
New York, NY 10022                                                         2004 to present; Director, GAM USA+ and GAM Funding
Age: 43                                                                    Inc.+, 2005 to present; Attorney, Skadden, Arps,
                                                                           Slate Meagher & Flom LLP, 1998 to 2004.
---------------------------------------------------------------------------------------------------------------------------------
Jaime M. McPhee                              Chief          Since 2005     Assistant Secretary and Chief Compliance Officer,
GAM USA Inc.                                 Compliance                    GAM USA+, GAM Funding Inc.+ and GAM Funds, Inc.+,
135 East 57th Street                         Officer and                   September 2005 to present; Assistant Secretary, GAM
New York, NY 10022                           Assistant                     Services Inc.++, September 2005 to present; Assistant
Age: 29                                                                    Vice President-Legal Counsel, HSBC Securities (USA)
                                             Secretary                     Inc., March 2005-June 2005; Assistant Vice
                                                                           President-Legal Counsel, Bank of Bermuda (New York)
                                                                           Limited, August 2004-February 2005; Attorney, Schulte
                                                                           Roth & Zabel LLP, 2001-2004.
---------------------------------------------------------------------------------------------------------------------------------
Teresa B. Riggin                             Assistant      Since 2000     Senior Vice President-Administration, GAM USA+ and
GAM USA Inc.                                 Secretary                     GAM Services Inc.++, 1994 to present; Assistant
135 East 57th Street                                                       Secretary, GAM Funds, Inc.+, 1994 to present;
New York, NY 10022                                                         Director, GAM USA+ and GAM Funding Inc.+, 2005 to
Age: 45                                                                    present
---------------------------------------------------------------------------------------------------------------------------------

 1 Each officer is appointed by the Board of Directors and holds office for a term of one year and until his or her successor is duly chosen and qualified. + Affiliated Company of GAM Avalon Lancelot, LLC.
++ Selling Agent of GAM Lancelot, LLC.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on the audit committee. The Board of Directors has determined that although no one member meets the definition of audit committee financial expert, the experience provided by each member of the audit committee together offer adequate oversight for the registrant's level of financial complexity.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,250 for 2006 and $45,000 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
          (a) of this Item are $0 for 2006 and $0 for 2005.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $48,250 for 2006 and $18,275 for 2005. These services consisted of review or preparation of tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              The registrant's audit committee is directly responsible for approving the services to be provided by the principal accountant and has established policies and procedures for pre-approval of all audit and permissible non-audit services provided by the principal accountant to the registrant, as well as non-audit related services to Service Affiliates when the engagement relates directly to the operations and financial reporting of the registrant. Certain approvals are conditioned upon various factors. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence. Generally, pre-approvals pursuant to this policy are considered annually during a formal meeting of the audit committee.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) N/A

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $30,220 for 2006 and $45,275 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. The registrant invests exclusively in non-voting securities.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS - As of the date this report is filed, unless otherwise indicated

               David Smith is Chief Investment Director of GAM Multi-Manager. Mr. Smith is responsible for GAM's multi-strategy investments and co-manages the trading funds. Prior to joining GAM in April 1998, Mr. Smith was head of investment research and management at Buck Consultants. Mr. Smith joined Buck in 1992 from the actuarial investment consultancy division of a leading firm of consultants. Mr. Smith received a BA (Hons) in Economics and has associate qualifications from IIMR and the Securities Institute.

               Mr. Smith manages the following registered investment companies:

               GAM Avalon Lancelot, LLC

               At March 31, 2006, Mr. Smith did not manage any registered investment company other than as set forth above.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST - As of March 31, 2006

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

                                                                                            Total Assets in Accounts
                                                                Number of Accounts Where      Where Advisory Fee is
                           Number of       Total Assets in      Advisory Fee is Based on        Based on Account
      David Smith          Accounts           Accounts            Account Performance              Performance
      -----------          --------           --------            -------------------              -----------
Registered Investment          0                  0                        0                            0
Companies

Other Pooled                  29            $14.2 billion                  0                            0
Investment Vehicles

Other Accounts                 0                  0                        0                            0

POTENTIAL CONFLICTS OF INTEREST

                  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

     o The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.

     o If the portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

     o The appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

                  The Advisor has adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will address each and every situation in which an actual or potential conflict may arise.

(A)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS - As of March 31, 2006

                  COMPENSATION. Mr. Smith receives a fixed base salary, an incentive bonus opportunity and a benefits package. Portfolio manager compensation is reviewed and may be modified each year to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote Fund performance. Mr. Smith did not have direct or beneficial ownership of any investment in the Fund at March 31, 2006.

                  Mr. Smith's compensation consists of the following:

                  BASE SALARY. Mr. Smith is paid a fixed base salary. In setting the base salary, GAM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

                  ANNUAL BONUS. Mr. Smith is eligible to receive an annual discretionary bonus that may be paid in cash or a combination of cash and stock as determined by the GAM Group's Chief Executive Officer. In determining Mr. Smith's annual discretionary bonus, consideration may be given to a number of relevant factors, including his management of the multi-manager team, competitive and market conditions, independent compensation surveys of the investment management industry, performance relative to peers and future potential to the organization.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

                                         AS OF MARCH 31, 2006

                                   BENEFICIAL OWNERSHIP IN THE FUND

                  NAME OF PORTFOLIO MANAGER        DOLLAR RANGE OF INVESTMENTS*
                  -------------------------        ----------------------------

                        David Smith                            None

                  * This column reflects investments in the [Units] owned directly by the portfolio manager or beneficially owned by the portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(B)      Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    GAM Avalon Lancelot, LLC
            ---------------------------------------------------------------

By (Signature and Title)*       /s/ Andrew Hanges
                         --------------------------------------------------
                                Andrew Hanges, Director and President
                                (principal executive officer)

Date           June 8, 2006
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Andrew Hanges
                         --------------------------------------------------
                               Andrew Hanges, Director and President
                               (principal executive officer)

Date           June 8, 2006
    -----------------------------------------------------------------------


By (Signature and Title)*      /s/ Joseph Cheung
                         --------------------------------------------------
                               Joseph Cheung, Treasurer
                               (principal financial officer)

Date           June 8, 2006
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.